 Small Cap Equity Fund
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS  June 30, 1997 (unaudited)

ISSUER                                                 SHARES         VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS -- 93.9%
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 20.1%
Abacus Direct Corp.* .....................             39,900      $ 1,296,750
Lamar Advertising Co.* ...................             39,550        1,008,525
Melita International Corp.* ..............             30,200          377,500
Metris Companies Inc.* ...................             14,500          475,781
Metro Networks Inc.* .....................             34,500          836,625
NFO Research Inc.* .......................             18,800          465,300
Profit Recovery Group Intl* ..............             15,000          208,125
Rental Services Corp.* ...................             39,600        1,039,500
Snyder Communications Inc.* ..............             32,000          862,000
Suiza Foods Corp.* .......................             29,900        1,225,900
Tower Automotive* ........................             15,500          666,500
Wilmar Industries Inc.* ..................             19,500          475,313
                                                                   -----------
                                                                     8,937,819
                                                                   -----------
COMMODITIES & PROCESSING - 1.4%
Om Group Inc. ............................             18,800          622,750
                                                                   -----------
CONSUMER NON-DURABLES - 4.4%
General Cigar Holdings Inc.* .............              2,900           85,369
Performance Food Group Co.* ..............             41,900          879,900
Worthington Foods Inc. ...................             40,700          997,150
                                                                   -----------
                                                                     1,962,419
                                                                   -----------
CONSUMER SERVICES - 14.8%
Activision Inc.* .........................             64,000          920,000
Central Parking Corp. ....................             18,200          633,588
Equity Corp. Intl. * .....................             40,600          982,012
Gray Communication Systems ...............              4,000           83,500
Heftel Broadcasting Corp.* ...............             17,000          939,250
Premier Parks Inc.* ......................             28,100        1,036,186
Regal Cinemas* ...........................             31,350        1,034,550
Suburban Lodges America* .................             46,000          966,000
                                                                   -----------
                                                                     6,595,086
                                                                   -----------
ELECTRONICS/TECHNOLOGICAL SERVICES - 13.4 %
Claremont Technology Group Inc.*                       39,200          931,000
E Trade Group Inc.* ......................             36,400          714,350
Iona Technologies ADRs* ..................             29,800          588,550
Periphonics Corp.* .......................             36,000          774,000
Pure Atria Corp.* ........................             43,100          608,788
Registry Inc.* ...........................             19,700          906,200
Whittman-Hart Inc.* ......................             31,500          885,937
Xionics Document Technology Inc.* ........             37,600          554,600
                                                                   -----------
                                                                     5,963,425
                                                                   -----------
ENERGY/MINERAL - 6.0%
Dawson Production* .......................             71,500        1,001,000
Forcenergy Gas Exploration* ..............             29,000          880,875
Lomak Petroleum Inc. .....................             44,300          789,093
                                                                   -----------
                                                                     2,670,968
                                                                   -----------
FINANCE - 11.6%
Allied Group .............................             21,000          798,000
Executive Risk Inc. ......................             16,700          868,400
Investors Financial Services Co. .........             20,000          950,000
Sirrom Capital Corp. .....................             22,000          759,000
Texas Regional Bank Shares A .............             21,800          915,600
WestAmerica Bancorp ......................             11,700          889,200
                                                                   -----------
                                                                     5,180,200
                                                                   -----------
HEALTH SERVICES/TECHNOLOGY - 13.7%
Cytyc Corp.* .............................             35,000          949,375
Henry Schein Inc.* .......................             27,000          843,750
Human Genome Sciences Inc.* ..............             15,600          518,700
Integrated Living Community* .............             93,300        1,072,950
Occusystems Inc.* ........................             26,500          768,500
Parexel International Corp.* .............             31,800        1,009,650
Renal Treatment Center* ..................             35,300          948,687
                                                                   -----------
                                                                     6,111,612
                                                                   -----------
MISCELLANEOUS - .1 %
Pierce Leahy Corp* .......................              1,000           18,000
                                                                   -----------
PRODUCER/MANUFACTURING - 3.9%
Hardinge Inc. ............................             31,800          930,150
Miller Industries Inc./Tenn.* ............             37,200          595,200
Synthetic Industries Inc.* ...............             11,300          238,713
                                                                   -----------
                                                                     1,764,063
                                                                   -----------
RETAIL TRADE - 2.4%
CDW Computer Center Inc.* ................             11,300          599,608
Men's Wearhouse Inc.* ....................             15,000          472,500
                                                                   -----------
                                                                     1,072,108
                                                                   -----------
TRANSPORTATION - 2.1 %
Eagle USA Airfreight Inc.* ...............             34,000          922,250
                                                                   -----------
TOTAL COMMON STOCK
 (Identified Cost $34,130,546) ...........                          41,820,700
                                                                   -----------

--------------------------------------------------------------------------------
 SHORT TERM--4.7%
--------------------------------------------------------------------------------
U.S. Treasury Bill
 5.085% due 9/04/97 ......................                             990,678
Salomon Repurchase Agreement
 5.50% due 7/01/97 proceeds at maturity
 $1,129,217 (collateralized by
 $318,727 U.S. Treasury Note 8.75% due 8/15/20,
 $570,844 U.S. Treasury Note 9.125% due 5/15/18,
 $188,473 U.S. Treasury Note 9.00% due 11/15/18 and
 $72,230 U.S. Treasury Bond 7.50% due 12/15/16)                      1,129,044
                                                                   -----------
                                                                     2,119,722
                                                                   -----------
TOTAL INVESTMENTS
 (Identified Cost $36,250,268) ...........               98.6%      43,940,422
OTHER ASSETS
 LESS LIABILITIES ........................                1.4          621,104
                                                        -----      -----------
NET ASSETS ...............................              100.0%     $44,561,526
                                                        =====      ===========
ADRs--American Depositary Receipts
* Non income producing
See notes to financial statements

 Small Cap Equity Portfolio
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES  June 30, 1997 (unaudited)
--------------------------------------------------------------------------------


ASSETS:
Investments at value (Note 1A) (Identified Cost, $36,250,268) ....  $43,940,422
Receivable for securities sold ...................................      772,627
Dividend and interest receivable .................................        3,433
                                                                    -----------
    Total assets .................................................   44,716,482
                                                                    -----------

LIABILITIES:
Payable for investments purchased ................................       90,937
Payable to affiliates - Investment advisory fees (Note 2) ........       26,632
Accrued expenses and other liabilities ...........................       37,387
                                                                    -----------
    Total liabilities ............................................      154,956
                                                                    -----------
NET ASSETS .......................................................  $44,561,526
                                                                    ===========

REPRESENTED BY:
Paid-in capital for beneficial interests .........................  $44,561,526
                                                                    ===========

See notes to financial statements

 Small Cap Equity Portfolio
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
 For the Six Months Ended June 30, 1997 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividend Income .....................................................        $  74,819
  Interest Income .....................................................           39,282            $  114,101
                                                                               ---------
EXPENSES:
Investment advisory fees (Note 2) .....................................          161,509
Custodian fees ........................................................           47,933
Administrative fees (Note 3) ..........................................           10,767
Auditing fees .........................................................            8,400
Legal fees ............................................................            5,938
Trustee fees ..........................................................              412
Miscellaneous .........................................................              926
                                                                               ---------
  Total expenses ......................................................          235,885
Less aggregate amount waived by Investment
 Adviser and Administrator (Notes 2 and 3) ............................          (52,841)
                                                                               ---------
  Net expenses ........................................................                                183,044
                                                                                                    ----------
  Net investment loss .................................................                                (68,943)
                                                                                                    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss from investment transactions ........................                             (2,197,428)
Unrealized appreciation of investments--
   Beginning of period ................................................        2,242,702
   End of period ......................................................        7,690,154
                                                                               ---------
 Net change in unrealized appreciation ................................                              5,447,452
                                                                                                    ----------
   Net realized and unrealized gain (loss) on investments .............                              3,250,024
                                                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................                             $3,181,081
                                                                                                    ==========

See notes to financial statements

 Small Cap Equity Portfolio
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       SIX MONTHS ENDED
                                                                        JUNE 30, 1997              YEAR ENDED
                                                                         (UNAUDITED)            DECEMBER 31, 1996
                                                                       ----------------         ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss) ......................................       $   (68,943)           $     28,536
Net realized gain (loss) on investment transactions ...............        (2,197,428)              1,063,995
Net change in unrealized appreciation of investments ..............         5,447,452               1,516,882
                                                                          -----------            ------------
    Net increase in net assets resulting from operations ..........         3,181,081               2,609,413
                                                                          -----------            ------------

CAPITAL TRANSACTIONS:
Proceeds from contributions .......................................        12,043,732              45,631,942
Value of withdrawals ..............................................       (17,805,609)             (6,088,455)
                                                                          -----------            ------------
    Net increase (decrease) in net assets from capital transactions        (5,761,877)             39,543,487
                                                                          -----------            ------------
NET INCREASE (DECREASE) IN NET ASSETS: ............................        (2,580,796)             42,152,900
NET ASSETS:
Beginning of period ...............................................        47,142,322               4,989,422
                                                                          -----------            ------------
End of period .....................................................       $44,561,526            $ 47,142,322
                                                                          ===========            ============

See notes to financial statements

 Small Cap Equity Portfolio
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                             JUNE 21, 1995
                                                SIX MONTHS ENDED                             (COMMENCEMENT
                                                  JUNE 30, 1997           YEAR ENDED        OF OPERATIONS) TO
                                                  (UNAUDITED)         DECEMBER 31, 1996     DECEMBER 31, 1995
                                                 --------------       ----------------      -----------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted) ....      $44,562               $47,142                $4,989
Ratio of expenses to average net assets ......        0.85%*                0.61%                     0
Ratio of net investment income (loss) to
  average net assets .........................      (0.32)%*                0.15%                 1.22%*
Portfolio turnover ...........................          66%                   89%                   41%
Average commission rate per share (A) ........      $0.0489               $0.0467                   N/A

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees and assumed Portfolio expenses for the periods indicated and had expenses been limited to that required by certain state securities law for the period ended June 30, 1997, the ratios would have been as follows:
RATIOS:
Expenses to average net assets ...............        1.10%*                1.17%                 2.50%*
Net investment loss to average net assets ....      (0.57)%*              (0.41)%               (1.28)%*

(A) The average commission rate paid is applicable for Funds that invest greater than 10% of average net assets in equity transactions on which commissions are charged. This disclosure is required for fiscal periods beginning on or after September 1, 1995.
 *  Annualized

See notes to financial statements

 Small Cap Equity Portfolio
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES
Small Cap Equity Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Adviser of the Portfolio is Citibank N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Portfolio are as follows:

A. INVESTMENT SECURITY VALUATIONS -- Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

B. INCOME -- Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

C. U.S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. EXPENSES -- The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

E. REPURCHASE AGREEMENTS -- It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

F. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

(2) INVESTMENT ADVISORY FEES
The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $161,509 of which $42,074 was voluntarily waived for the six months ended June 30, 1997. The investment advisory fees are computed at the annual rate of 0.75% of the Portfolio's average daily net assets.

(3) ADMINISTRATIVE FEES
Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at an annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $10,767 all of which was voluntarily waived for the six months ended June 30, 1997. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from SFG as from time to time is agreed to by SFG and Citibank. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers or directors of the Administrator or its affiliates.

(4) PURCHASES AND SALES OF INVESTMENTS
Purchases and sales of investments, other than short-term obligations, aggregated $28,137,162 and $38,040,989, respectively, for the six months ended June 30, 1997.

(5)  FEDERAL INCOME TAX BASIS OF INVESTMENTS
The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1997, as computed on a federal income tax basis, are as follows:

Aggregate cost .....................    $36,250,268
                                        ===========
Gross unrealized appreciation ......    $ 8,159,474
Gross unrealized depreciation ......       (469,320)
                                        -----------
Net unrealized appreciation ........    $ 7,690,154
                                        ===========

(6) LINE OF CREDIT
The Portfolio, along with the other Landmark Funds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 1997, the commitment fee allocated to the Portfolio was $93. Since the line of credit was established, there have been no borrowings.